Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Acquired Intangible Assets, Net

Acquired intangible assets, net consisted of the following:

	December 31,
	2015				2016
	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount
Intangible assets with finite life:
- Software license	$29,897	$(13,678)	$(8,062)	$8,157	$31,069	$(19,763)	$(7,522)	$3,785
- Customer base	680	(393)	(287)	—	680	(393)	(287)	—
- Contract backlog	20	(20)	—	—	20	(20)	—	—
- Trade name and domain name	1,670	(50)	(1,620)	—	1,670	(50)	(1,620)	—

	$32,267	$(14,141)	$(9,969)	$8,157	$33,439	$(20,226)	$(9,429)	$3,785

Future Amortization Expenses for Net Carrying Amount of Intangible Assets

The future amortization expenses for the net carrying amount of intangible assets with finite lives as of December 31, 2016 were as follows:

Year 2017	$2,912
Year 2018	848
Year 2019	25
Year 2020 and thereafter	—

$3,785